Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses

NOTE 16 - OTHER OPERATING EXPENSES

Other operating expenses at December 31 included the following:

	2011	2010	2009
Directors' fees	$115,250	$118,675	$104,325
Stationery and supplies	166,602	152,549	142,894
Regulatory assessment and deposit insurance	315,053	422,515	583,189
Advertising	154,380	88,932	160,961
Postage and transportation	164,616	162,462	167,842
Other taxes	176,843	141,095	186,910
Service Expense	382,837	349,319	384,489
Other	823,179	1,043,991	904,899

Total	$2,298,760	$2,479,538	$2,635,509